Deferred Policy Acquisition Costs, Net of Ceding Commissions	12 Months Ended
Dec. 31, 2024
Deferred Policy Acquisition Costs Disclosures [Abstract]
DEFERRED POLICY ACQUISITION COSTS, NET OF CEDING COMMISSIONS	DEFERRED POLICY ACQUISITION COSTS, NET OF CEDING COMMISSIONS

(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Balance at beginning of year	$65,272	$57,941	$56,767
Acquisition costs deferred	81,318	82,307	71,373
Amortization of deferred acquisition costs	(79,535)	(74,976)	(70,199)
Balance at end of year	$67,055	$65,272	$57,941